Variable Interest Entities (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Equity investment in investee	$ 17,072		$ 17,072	$ 18,172	$ 18,172
Equity method investment, return of capital			1,100	0	500
Components of equity method investments [Abstract]
Equity investment in investee	17,072		17,072	18,172	18,172
Cleco Power
Variable Interest Entity [Line Items]
Equity investment in investee	17,072		17,072	18,172
Equity method investment, return of capital			1,100	0	500
Components of equity method investments [Abstract]
Purchase price	12,873		12,873	12,873
Cash contributions	6,399		6,399	6,399
Dividend received	(2,200)		(2,200)	(1,100)
Equity investment in investee	17,072		17,072	18,172
Comparison of carrying amount of assets and liabilities to maximum loss exposure [Abstract]
Oxbow's net assets/liabilities	34,145		34,145	36,345
Summarized financial information [Abstract]
Current assets			2,239	4,128
Total assets			35,341	38,719
Current liabilities			1,196	2,374
Partners' capital	34,145		34,145	36,345
Total liabilities and partners' capital			35,341	38,719
Operating revenue	1,882	$ 1,958	8,886	6,992	4,189
Operating expenses	1,882	1,958	8,886	6,992	4,189
Income before taxes	$ 0	$ 0	0	0	$ 0
Cleco Power | Property, plant, and equipment, net
Summarized financial information [Abstract]
Noncurrent assets			23,738	25,186
Cleco Power | Other assets
Summarized financial information [Abstract]
Noncurrent assets			$ 9,364	9,405
Cleco Power | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	50.00%		50.00%
Ownership percentage by other parties			50.00%
Comparison of carrying amount of assets and liabilities to maximum loss exposure [Abstract]
Cleco Power's 50% equity	$ 17,072		$ 17,072	18,172
Cleco Power's maximum exposure to loss	$ 17,072		$ 17,072	$ 18,172